Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	1-34392
Entity Registrant Name	Plug Power Inc.
Entity Central Index Key	0001093691
Entity Tax Identification Number	22-3672377
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 Vista Boulevard
Entity Address, City or Town	Slingerlands
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12159
City Area Code	518
Local Phone Number	782-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PLUG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false